Cover Page	Oct. 28, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2021
Entity Registrant Name	MYR GROUP INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-08325
Entity Tax Identification Number	36-3158643
Entity Address, Address Line One	12150 East 112th Avenue
Entity Address, City or Town	Henderson,
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80640
City Area Code	303
Local Phone Number	286-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	MYRG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000700923